Prepayments and Other Assets, Net (Details) - Schedule of Sets Forth the Aging of Loans Receivable - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Sets Forth the Aging of Loans Receivable [Line Items]
Total past Due	¥ 13,643	¥ 24,028
Current		9,604
Total loans	13,643	33,632
1-29 days past Due [Member]
Schedule of Sets Forth the Aging of Loans Receivable [Line Items]
Total past Due	2,847	3,000
30-89 days past Due [Member]
Schedule of Sets Forth the Aging of Loans Receivable [Line Items]
Total past Due		200
Over 180 days past Due [Member]
Schedule of Sets Forth the Aging of Loans Receivable [Line Items]
Total past Due	¥ 10,796	¥ 20,828